Investments - Schedule of Long Term Investment (Details) - USD ($)	6 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Schedule of Long Term Investment [Abstract]
Beginning balance	$ 14,857,156	$ 10,674,801
Addition of investments without readily determinable FVs		2,775,311
Proportionate share of the equity investee’s net loss	(93,799)	(45,906)
Foreign currency translation adjustment	(489,190)	106,663
Ending balance	$ 14,274,167	$ 13,510,869